14. Stock-Based Compensation (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Aggregate intrinsic value	$ .84
Weighted average fair values of options granted	$ 1.92	$ 2.65
Unrecognized compensation costs	$ 2,737,000
Weighted average amortization period	1 year 10 months 20 days